5-to-15 Year Laddered Municipal Bond Portfolio

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	$1,325	$1,476,381

		$1,476,381

Education — 5.3%
Alabama Public School and College Authority, 5.00%, 5/1/24	$500	$579,475
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	268,974
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	233,994
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	673,819
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	315,717
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/25	275	321,492
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/26	300	355,383
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/27	300	360,147
Colorado School of Mines, 4.00%, 12/1/34	890	969,922
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,023,496
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,188,750
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	857,640
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	603,298
Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 2.15%, 8/15/34(1)	5,000	5,000,000
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,129,220
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	217,000
Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 2.25%, 8/15/36(2)	5,000	5,000,000
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	893,213
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	887,085
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,178,520
University of California, 5.00%, 5/15/32	3,000	3,363,000
University of New Mexico, (SPA: U.S. Bank, N.A.), 2.15%, 6/1/26(2)	5,000	5,000,000
University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,233,395
Virginia Commonwealth University, 4.00%, 11/1/34	1,145	1,251,771
Western Michigan University, 5.00%, 11/15/24	300	349,920

		$33,255,231

Electric Utilities — 3.1%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,166,210
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	365	426,944
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,166,610
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,184,010
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	290,628
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	115,536
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	867,204
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	597,585

Security	Principal Amount (000’s omitted)	Value
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 2.38%, 10/1/33(2)	$5,000	$5,000,000
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/25	500	565,915
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	578,210
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	137,300
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	349,680
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	301,017
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	286,103
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	285,000
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	284,145
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	348,420
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	463,220
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,290,789
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,720,440
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,145,230
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	342,558
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	285,400

		$19,198,154

General Obligations — 29.3%
Abilene Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	$700	$785,680
Addison, TX, 5.00%, 2/15/26	270	302,743
Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,265	2,515,871
Anchorage, AK, 5.00%, 9/1/24	250	291,723
Anchorage, AK, 5.00%, 9/1/25	100	119,328
Anchorage, AK, 5.00%, 9/1/27	780	925,392
Belding Area Schools, MI, 5.00%, 5/1/28	250	296,590
Belding Area Schools, MI, 5.00%, 5/1/30	250	293,978
Birmingham, AL, 5.00%, 12/1/25	1,050	1,253,427
Birmingham, AL, 5.00%, 12/1/27	2,460	3,037,534
Burlington, VT, 5.00%, 11/1/25	300	349,500
Burlington, VT, 5.00%, 11/1/26	150	177,807
California, 4.00%, 9/1/26	320	369,472
California, 5.00%, 8/1/24	1,390	1,622,491
California, 5.00%, 8/1/26	2,010	2,399,277
California, 5.00%, 8/1/28	2,000	2,529,080
California, 5.00%, 8/1/32	1,590	1,897,919
California, 5.00%, 4/1/33	2,500	2,842,650
California, (LOC: Sumitomo Mitsui Banking Co.), 2.27%, 5/1/40(2)	5,000	5,000,000
Clark County, NV, 4.00%, 11/1/34	2,375	2,583,145
Collin County, TX, 5.00%, 2/15/25	1,605	1,887,624
Colonial School District, PA, 5.00%, 2/15/32	100	117,323
Colonial School District, PA, 5.00%, 2/15/33	200	234,004
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	739,570
Dallas, TX, 5.00%, 2/15/26	4,860	5,413,408
Dallas, TX, 5.00%, 2/15/29	2,775	3,141,522
Dallas, TX, 5.00%, 2/15/31	3,615	3,977,151
Delaware, 5.00%, 2/1/29	1,000	1,252,120
District of Columbia, 5.00%, 6/1/33	6,690	7,598,234
Douglas County School District No. Re-1, CO, 4.00%, 12/15/34	3,000	3,334,860
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	397,635
Dublin City School District, OH, 5.00%, 12/1/29	500	630,770
Edgewood City School District, OH, 5.25%, 12/1/33	500	563,900

Security	Principal Amount (000’s omitted)	Value
Edinburg, TX, 5.00%, 3/1/24	$315	$360,385
Edinburg, TX, 5.00%, 3/1/25	310	362,536
Fayette County School District, GA, 5.25%, 9/1/24	1,175	1,386,664
Flower Mound, TX, 4.00%, 3/1/32	100	109,394
Flower Mound, TX, 5.00%, 3/1/27	510	610,970
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34(3)	2,500	2,776,900
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	438,860
Georgia, 5.00%, 2/1/32	1,000	1,207,820
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	597,845
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,009,378
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,200,460
Homewood, AL, 5.00%, 9/1/28	2,000	2,412,020
Homewood, AL, 5.00%, 9/1/29	2,000	2,398,900
Hudson City School District, OH, 4.00%, 12/1/32	350	382,239
Illinois, 5.00%, 2/1/27	2,730	3,005,539
Illinois, 5.00%, 1/1/28	5,655	6,157,786
Illinois, 5.00%, 3/1/28	2,000	2,086,060
Illinois, 5.00%, 4/1/29	1,190	1,265,672
Illinois, 5.00%, 3/1/34	6,000	6,192,120
Illinois, 5.00%, 3/1/35	5,000	5,154,700
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,117,050
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,823,902
La Joya Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	485	533,563
Lakeland, FL, 5.00%, 10/1/25	635	745,534
Lakeland, FL, 5.00%, 10/1/28	1,500	1,745,580
Lakeland, FL, 5.00%, 10/1/30	1,000	1,157,890
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	700	445,578
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,795,952
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	230,650
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	351,141
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,175,410
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	606,950
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	145,633
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	227,633
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	395,937
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	841,631
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,022,272
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	829,231
New Hampshire, 4.00%, 12/1/33	2,285	2,560,297
New York, NY, 5.00%, 8/1/25	2,000	2,387,340
Oregon, 2.20%, 6/1/24	815	831,406
Oregon, 2.25%, 12/1/24	1,000	1,021,800
Oregon, 2.35%, 6/1/25	165	169,231
Oregon, 2.40%, 12/1/25	1,050	1,078,497
Oregon, 2.50%, 6/1/26	1,070	1,102,432
Oregon, 2.55%, 12/1/26	430	444,414
Oregon, (SPA: U.S. Bank, N.A.), 2.15%, 12/1/36(2)	5,000	5,000,000
Pasadena, TX, 4.00%, 2/15/28	500	553,250
Pasadena, TX, 4.00%, 2/15/29	250	275,368
Pasadena, TX, 4.00%, 2/15/30	500	547,270
Pasadena, TX, 4.00%, 2/15/31	650	707,857
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	874,521

Security	Principal Amount (000’s omitted)	Value
Pennsylvania, 4.00%, 6/1/30	$5,000	$5,264,400
Pennsylvania, 4.00%, 6/15/31	235	251,260
Pennsylvania, 5.00%, 7/1/24	490	566,827
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,147,792
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,318,120
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	520	596,346
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	542,009
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	577,979
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	614,762
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	642,339
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	669,663
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	689,661
Romeo Community Schools, MI, 5.00%, 5/1/30	700	823,137
Romulus, MI, 4.00%, 11/1/31	250	273,485
Romulus, MI, 4.00%, 11/1/32	300	326,736
Romulus, MI, 4.00%, 11/1/33	250	271,125
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	568,175
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,931,044
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	828,532
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	275,130
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	333,381
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,335,000
South Texas College District, 5.00%, 8/15/30	1,295	1,453,754
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,289,123
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,211,950
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,071,858
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,211,660
Stamford, CT, 4.00%, 8/1/27	650	735,774
Sun Valley, ID, 5.00%, 9/15/25	755	904,724
Sun Valley, ID, 5.00%, 9/15/26	695	850,166
Texas, (SPA: State Street Bank and Trust Co.), 2.43%, 12/1/42(2)	7,445	7,445,000
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	620,719
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	537,773
Trussville, AL, 5.00%, 10/1/31	150	168,014
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	571,496
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	591,835
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	605,642
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	630,545
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	726,006
Washington, 5.00%, 8/1/28	1,485	1,798,513
Washington, 5.00%, 8/1/29	1,400	1,686,510
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	236,139
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,174,311
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	809,273
Williamson County, TX, 5.00%, 2/15/28	300	344,490
York County, PA, 5.00%, 6/1/27	1,225	1,422,531

		$184,687,905

Hospital — 10.4%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$300	$319,593

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	$250	$294,010
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	106,820
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	905,167
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	42,111
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	1,800	2,116,476
Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	150	174,911
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000	1,163,680
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	3,965	4,376,567
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,406,840
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	812,137
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	594,995
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,130,290
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,125,540
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,137,340
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	289,213
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	289,825
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	288,755
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,322,760
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,732,095
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,299,680
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,133,700
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	685,922
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	627,198
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	590,735
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	587,455
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	2,105	2,403,573
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	580,910
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	1,500	1,632,225
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	560,046
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,158,940
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	549,190
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	557,470
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	1,340	1,486,234
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/29	775	857,739
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	469,440
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	607,240

Security	Principal Amount (000’s omitted)	Value
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	$500	$602,570
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,181,140
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	843,367
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	840,322
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	616,704
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	826,105
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	115,907
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,162,040
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,161,040
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	1,970	2,031,287
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	3,030	3,317,486
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,181,550
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	281,460
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	160,214
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	347,001
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	590,905
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	717,025
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,948,829
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/30	1,220	1,412,223
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	406,840
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	397,846
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	300	358,488
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	243,659
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	593,165
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	469,412
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	466,704
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,904,789
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	474,044
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	660,588

		$65,729,532

Security	Principal Amount (000’s omitted)	Value
Housing — 2.0%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$145,397
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,046,460
New York City Housing Development Corp., NY, 2.30%, 5/1/25	910	920,283
New York City Housing Development Corp., NY, 2.65%, 11/1/27	970	981,397
New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	807,132
New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	431,558
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	290	291,163
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	226,420
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	201,642
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	231,165
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	143,541
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	112,948
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,045,650
Seattle Housing Authority, WA, 2.625%, 12/1/23	110	113,193
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	497,957
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	943,875
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	975,099
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	258,320
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,800	1,903,050
Virginia Housing Development Authority, 2.40%, 5/1/26	220	223,295
Virginia Housing Development Authority, 2.55%, 5/1/27	630	642,455
Washington Housing Finance Commission, 2.25%, 6/1/25	105	106,487
Washington Housing Finance Commission, 2.30%, 12/1/25	130	131,843
Washington Housing Finance Commission, 2.40%, 6/1/26	105	106,680

		$12,487,010

Insured-Education — 0.4%
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28	$1,065	$1,283,431
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	1,000	1,197,920

		$2,481,351

Insured-Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$552,860

		$552,860

Insured-Escrowed/Prerefunded — 0.0%(4)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$118,059

		$118,059

Insured-General Obligations — 0.9%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,130	$1,202,162
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,505	1,592,425
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	645,435
New Britain, CT, (BAM), 5.00%, 3/1/24	200	227,922
New Britain, CT, (BAM), 5.00%, 3/1/25	135	156,504
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,888
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	509,607
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	370,575
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	776,415

		$5,486,933

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 1.0%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,564,501
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,441,270
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	293,503
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	116,213
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	465,388
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	231,978
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	474,329
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	360,303
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	426,280
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	724,167
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	310	367,229

		$6,465,161

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$134,449
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	502,568

		$637,017

Insured-Transportation — 1.9%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	$350	$406,476
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	594,005
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	378,064
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	441,090
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,197,420
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,484,063
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	1,948,798
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	2,884,238
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,916,123

		$12,250,277

Insured-Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$172,707
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	292,422

		$465,129

Lease Revenue/Certificates of Participation — 7.4%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,110,430
Broward County School Board, FL, 5.00%, 7/1/25	500	592,165
Broward County School Board, FL, 5.00%, 7/1/27	500	599,445
Broward County School Board, FL, 5.00%, 7/1/29	500	591,970
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,446,650
California Public Works Board, 5.00%, 11/1/29	1,000	1,209,420
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	600,890
Colorado Department of Transportation, 5.00%, 6/15/30	350	413,291
Colorado Department of Transportation, 5.00%, 6/15/31	310	364,241
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	500	583,250
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,624,420
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,596,610

Security	Principal Amount (000’s omitted)	Value
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	$200	$237,366
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	150,019
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	623,695
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	656,549
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	686,005
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	706,974
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	728,760
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	500,790
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,029,890
Kentucky Property and Buildings Commission, 5.00%, 11/1/27	2,350	2,776,995
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,749,449
Medina City School District, OH, 5.00%, 12/1/24	300	347,001
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,658,673
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,342,060
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	980,560
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,177,580
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,198,940
Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,407,462
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,227,069
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,525,407
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	460,063
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	593,565
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,016,337
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,130,775
South Dakota Building Authority, 5.00%, 6/1/26	500	602,300
South Dakota Building Authority, 5.00%, 6/1/27	635	732,199
South Dakota Building Authority, 5.00%, 6/1/28	210	245,412
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	231,900
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	360	373,676
Virginia Public Building Authority, 4.00%, 8/1/35	2,200	2,464,594

		$46,294,847

Other Revenue — 11.5%
Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$989,789
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.951%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(5)	2,500	2,495,650
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,179,670
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,174,690
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	959,269
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	742,714
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	589,779
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	679,602
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	180,801
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,364,650
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,453,500

Security	Principal Amount (000’s omitted)	Value
Kentucky Public Energy Authority, Gas Supply Revenue, 2.796%, (67% of 1 mo. USD LIBOR + 1.12%), 6/1/25 (Put Date), 12/1/49(5)	$10,000	$10,006,500
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30	400	454,556
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31	250	283,052
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/32	365	411,373
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/33	300	336,669
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/34	475	531,976
Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/32	2,355	2,829,627
Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/34	2,425	2,892,031
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	599,220
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	326,912
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	2,500	2,699,000
Mississippi Development Bank, Special Obligation Bond, (East Mississippi Correctional Facility), 5.00%, 8/1/25	1,000	1,162,120
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,478,699
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,304,394
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	350	407,242
Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	12,000	13,725,720
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,418,450
Virginia Resources Authority, 5.00%, 11/1/28	3,135	3,577,192
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,930,275
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,169,610

		$72,354,732

Senior Living/Life Care — 2.9%
Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,511,225
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/24	160	179,275
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/28	1,480	1,701,053
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	875	986,475
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	55,084
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	992,455
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	114,839
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	628,730
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,169,478
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	267,667
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	282,797
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	242,892

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	$1,000	$1,006,030
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	649,974
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	670,344
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	222,404
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	276,597
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	167,645
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	112,116
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,228,535
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	55,733
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	138,700
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	247,394
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	225,798
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	757,728
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	276,622
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	400	436,572
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/33	500	543,070
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/34	2,000	2,167,240

		$18,314,472

Special Tax Revenue — 2.5%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$117,992
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,203,190
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	598,300
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	295,667
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,239,563
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,073,097
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,126,462
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,055,787
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	863,765
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,313,148
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	518,918
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,108,790
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/33	1,190	1,360,075

Security	Principal Amount (000’s omitted)	Value
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	$1,300	$1,505,595
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	116,647
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	162,343
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,196,950

		$15,856,289

Transportation — 13.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), 4.00%, 1/1/31	$1,000	$1,033,840
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	2,755	3,343,909
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,012,360
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,895,472
Central Florida Expressway Authority, 4.00%, 7/1/35	5,350	5,764,732
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,189,620
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	173,811
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	173,117
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	574,460
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,143,760
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	300	340,908
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,558,305
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,725,489
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,208,820
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,201,150
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,066,586
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	228,200
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,405,630
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,493,754
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,661,994
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	762,268
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,956,570
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,481,171
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	577,355
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,150,650
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	859,372
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	765,050
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	205,382
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	404,120
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	288,277
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	555,945
Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	1,500	1,802,250
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	450,648
Metropolitan Transportation Authority, NY, 2.496%, (67% of 1 mo. USD LIBOR + 0.82%), 2/1/22 (Put Date), 11/1/26(5)	7,500	7,526,400
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	2,435	2,965,465
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	179,678
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	637,747
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	461,872
Pennsylvania Turnpike Commission, 3.00%, (SIFMA + 0.70%), 12/1/23(5)	5,000	4,992,950
Port of Seattle, WA, 5.00%, 3/1/24	250	286,020
Port of Seattle, WA, 5.00%, 3/1/25	150	173,679
Port of Seattle, WA, 5.00%, 3/1/27	250	288,342
Port of Seattle, WA, 5.00%, 3/1/29	250	286,923
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,678,812
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	366,258

Security	Principal Amount (000’s omitted)	Value
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	$660	$802,151
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	726,300
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	650	784,212
Texas Transportation Commission, 5.00%, 4/1/33	50	57,014
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/34	1,000	562,750
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	500	263,385
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,548,851
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,005	1,208,894
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,961,531
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	801,941

		$83,016,150

Water and Sewer — 5.3%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$355,491
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	134,045
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	115,921
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,763,130
King County, WA, Sewer Revenue, 4.00%, 7/1/33	5,000	5,345,050
Los Angeles, CA, Wastewater System Revenue, (LOC: The Toronto-Dominion Bank), 2.10%, 6/1/32(2)	5,500	5,500,000
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	645,369
McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,110,030
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,077,962
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	725,352
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	599,665
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 2.30%, 6/15/50(1)	5,000	5,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 2.30%, 6/15/50(1)	5,000	5,000,000
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	666,960
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	739,646
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,186,320
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	609,966
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	582,470
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	597,567
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	646,624

		$33,401,568

Total Tax-Exempt Investments — 97.6% (identified cost $594,942,299)		$614,529,058

Other Assets, Less Liabilities — 2.4%		$15,022,278

Net Assets — 100.0%		$629,551,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2019, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 4.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 2.5% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2019.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$614,529,058	$—	$614,529,058
Total Investments	$—	$614,529,058	$—	$614,529,058

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.